Investments in Associates - Disclosure of Summarized Financial Information of Associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Cash and cash equivalents	$ 239,329	$ 191,995		$ 200,769
Other current assets	6,529	2,141
Non-current assets	5,851,121	3,439,540
Total assets	6,713,595	4,350,377
Current liabilities	689,091	479,601
Non-current liabilities	171,477	71,535
Total liabilities	3,316,043	1,907,916
Net financial assets (liabilities)	(95,301)	116,151
Carrying amount	0	29,263		150,834
Revenue	1,514,120	1,088,191
Operating expense	(989,586)	(764,232)
Loss from operations	237,964	49,620
Other expense	478,734	31,125
Income tax recovery	(290,794)	14,116
Net income	339,287	28,884
Versamet
Disclosure of associates [line items]
Cash and cash equivalents		6,034
Other current assets		315
Non-current assets		69,756
Total assets		76,105
Current liabilities		414
Non-current liabilities		16,039
Total liabilities		16,453
Net financial assets (liabilities)		59,652
Equinox Gold’s share of net assets		20,531
Adjustments to Equinox Gold’s share of net assets		8,732
Carrying amount	$ 0	29,263		$ 30,967
Revenue		1,845
Operating expense		(4,620)
Loss from operations		(2,775)
Other expense		(819)
Income tax recovery		696
Net income		(2,898)
Equinox gold’s share of net loss and total comprehensive loss		(997)
Adjustments to Equinox Gold’s share of Versamet’s net loss and total comprehensive loss		(707)
Equinox Gold’s total share of net loss and total comprehensive loss		$ (1,704)
Percentage of voting equity interests acquired			34.40%